UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-5968

 NAME OF REGISTRANT:                     John Hancock Municipal Securities
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2013 - 06/30/2014


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

2X09 John Hancock Funds High Yield Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 SOUTHERN CALIFORNIA PUBLIC POWER AUTH.                                                      Agenda Number:  933863854
--------------------------------------------------------------------------------------------------------------------------
        Security:  842471AU8
    Meeting Type:  Consent
    Meeting Date:  13-Sep-2013
          Ticker:
            ISIN:  US842471AU82
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     TO APPROVE THE PROPOSED AMENDMENTS WHICH                  Mgmt          For
       ARE MORE FULLY DESCRIBED IN THE CONSENT
       STATEMENT DATED JULY 30, 2013



2X11 John Hancock Funds Tax-Free Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 VALLEY CHILDREN'S HOSP PROJ, CNTY MADERA                                                    Agenda Number:  933948955
--------------------------------------------------------------------------------------------------------------------------
        Security:  556902BG8
    Meeting Type:  Consent
    Meeting Date:  21-May-2014
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     TO PROPOSED AMENDMENT                                     Mgmt          Against



* Management position unknown


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Municipal Securities Trust
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/19/2014